Fair Value (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured on Recurring Basis
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$15,088	$—	$—	$15,088
Investments:
Commercial paper	—	6,032	—	6,032
Corporate securities	—	19,323	—	19,323
Asset-backed securities	—	660	—	660
Certificate of deposits	—	10,118	—	10,118
Total	$15,088	$36,133	$—	$51,221

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total	$37,854	$—	$—	$37,854
The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	September 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,859	$—	$—	$37,859
Total assets measured at fair value	$37,859	$—	$—	$37,859
Liabilities
Earnout liabilities	$—	$—	$266,390	$266,390
Derivative warrant liabilities (Public Warrants)	23,320	—	—	23,320
Derivative warrant liabilities (Private Warrants)	—	—	10,974	10,974
Total liabilities measured at fair value	$23,320	$—	$277,364	$300,684

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$37,854	$—	$—	$37,854
Total assets measured at fair value	$37,854	$—	$—	$37,854

Schedule of Level 3 Financial Liabilities
The following table provides a summary of changes in the estimated fair value of the Company’s Level 3 assets measured on a non-recurring basis (in thousands):

Balance at December 31, 2018	$—
Initial investment in DogHero	5,000
Balance at December 31, 2019	5,000
Impairment of DogHero investment	$(2,080)
Sale of DogHero investment	(2,920)
Balance at December 31, 2020	$—
The following table provides a reconciliation of the beginning and ending balances for the level 3 financial liabilities measured at fair value using significant unobservable inputs (in thousands):

	Earnout Liabilities	Private Warrant Derivative Liability
Balance at December 31, 2020	$—	$—
Additions during the period	228,082	7,677
Change in fair value	71,318	3,297
Reclassification of earnout liability upon Triggering Events	(33,010)	—
Balance at September 30, 2021	$266,390	$10,974

Schedule of Fair Value Measurement Inputs and Valuation Techniques
The estimated fair value of the Earnout Shares was determined using a Monte Carlo simulation valuation model using the following assumptions at each valuation date:

	September 30, 2021	September 29, 2021	July 30, 2021
Stock price	$13.59	$13.59	$10.99
Risk-free interest rate	1.29%	1.29%	1.00%
Expected term (in years)	6.8	6.8	7.0
Expected volatility	56.50%	56.50%	57.20%
Dividend yield	—%	—%	—%
The estimated fair value of the Private Warrants was determined using a Monte Carlo simulation valuation model using the following assumptions at each valuation date:

	September 30, 2021	July 30, 2021
Stock price	$13.59	$10.99
Risk-free interest rate	0.94%	0.69%
Expected term (in years)	4.8	5.0
Expected volatility	36.50%	31.50%
Dividend yield	—%	—%